Acquisitions, Divestures and Exchanges (Details) (USD $)					12 Months Ended			12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2011 Businesses		May 08, 2011 Businesses	Dec. 31, 2011 Businesses Expected event	Dec. 31, 2011 Licenses		Dec. 31, 2010 Licenses
Acquisitions, divestures and exchanges
Licenses	$ 19,998,000		$ 17,101,000		$ 15,592,000	[1],[2]			$ 4,406,000		$ 17,101,000
Intangible assets subject to amortization	2,252,000	[3]			2,252,000	[1],[2],[3]
Net tangible assets (liabilities)	6,728,000				6,728,000	[1],[2]
Purchase Price	28,978,000	[4]	17,101,000	[4]	24,572,000	[1],[2],[4]			4,406,000	[4]	17,101,000	[4]
Date of acquisition					5/9/2011
Acquired entity					wireless business
Cash paid to acquire					24,600,000
Fair value equity investment prior to acquisition							25,700,000
Gain on investment, equity investment remeasurement					13,400,000
Ownership interest in equity method investment							49.00%
Proceeds from sale of business								$ 50,000,000
Agreement date								11/11/2011
Valuation technique, noncontrolling interest of acquired entity					an income approach valuation method

[1]	Includes only the acquired interest and does not include amounts attributable to U.S. Cellular’s pre-existing noncontrolling interest described above in this Note 8.
[2]	Licenses, Intangible assets subject to amortization and a portion of Net tangible assets (liabilities) are included in amounts reported as Assets held for sale in the Consolidated Balance Sheet.
[3]	Intangible assets subject to amortization acquired in 2011 are classified as Assets held for sale and as a result are not amortized.
[4]	Cash amounts paid for the acquisitions may differ from the purchase price due to cash acquired in the transactions and the timing of cash payments related to the respective transactions.